Annual Total Returns- Vanguard Russell 3000 Index Fund (Institutional) [BarChart] - Institutional - Vanguard Russell 3000 Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.00%	16.32%	33.44%	12.50%	0.44%	12.56%	21.03%	(5.28%)	30.94%	20.83%